Offerings - Offering: 1	May 20, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.01 per share
Amount Registered | shares	700,000
Proposed Maximum Offering Price per Unit	82.825
Maximum Aggregate Offering Price	$ 57,977,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 8,006.70
Offering Note	(a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover such indeterminate number of additional shares of common stock, par value $0.01 per share, of ONE Gas, Inc. (the "Common Stock") as may become issuable in the event of stock dividend, stock split, recapitalization or similar transaction. (b) Estimated solely for the purpose of calculating the registration fee. This registration fee has been calculated pursuant to Rule 457(c) and Rule 457(h)(1) of the Securities Act based upon the average of the high and low prices of the Common Stock on May 18, 2026, as reported by the New York Stock Exchange and the NYSE Texas. (c) Represents 700,000 additional shares of Common Stock authorized to be issued under the ONE Gas, Inc. Amended and Restated Employee Stock Purchase Plan.